Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Total	$ 398,129	$ 267,121
Less: accumulated amortization	(135,251)	(118,537)
Intangible assets, net	$ 262,878	148,584
Land use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	50 years
Total	$ 256,211	246,434
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	5 years
Total	$ 120,412
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	3 years
Total	$ 21,506	$ 20,687